Note 7 - Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	June 30, 2016		December 31, 2015		December 31, 2014
	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)	Options	Weighted average exercise price (€)
Outstanding on January 1,	917,188	2.79	1,095,850	2.76	1,310,850	2.70
Granted	575,000	3.22	-	-	-	-
Exercised			(72,412)	2.13	(750)	3.99
Forfeited	(42,750)	2.98	(106,250)	2.88	(90,250)	2.07
Expired			-	-	(124,000)	2.60
Outstanding at the end of the period	1,449,438	2.96	917,188	2.79	1,095,850	2.76
Exercisable at the end of the period	702,438	3.02	724,688	3.03	784,600	3.09
Shares purchase options available for grant on at end of period	243,428		232,428		83,428

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Outstanding options				Fully vested options (1)
Exercise price (€)	Options	Weighted average remaining contractual life	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)	Options	Weighted average exercise price (€)	Aggregate Intrinsic Value (2)
3.99	347,838	1.3	3.99	-	347,838	3.99	-
2.38	127,100	4.0	2.38	76,427	127,100	2.38	76,427
3.22	562,000	9.8	3.22	-	-	3.22	-
1.91	362,500	6.5	1.91	388,352	270,000	1.91	289,260
1.88	50,000	4.0	1.88	55,066	50,000	1.88	55,066
1.88 to 3.99	1,449,438	6.4	2.96	519,846	794,938	2.89	420,753